SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details)		12 Months Ended
	Dec. 28, 2023 USD ($)	Dec. 31, 2024 USD ($) performance_obligation milestone_payment	Dec. 31, 2023 USD ($) milestone_payment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) milestone_payment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) milestone_payment	Dec. 31, 2017 USD ($)
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Loss on Impairment Asset		$ 4,423,000	$ 0	$ 0
Upfront fee receivable		$ 6,287,000	100,041,000
Collaboration agreement, number of performance obligations | performance_obligation		2
Equity-settled share-based compensation expense		$ 68,941,000	47,680,000	34,338,000
Stock Option and Restricted Stock Unit Scheme
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Equity-settled share-based compensation expense		0
CARVYKTI Expansion
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Milestone payments recognized as revenue		45,000,000
GDP Indication
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Milestone payments recognized as revenue		30,000,000
Janssen
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Upfront fee receivable								$ 350,000,000.0
Future estimated milestone payments		940,000,000.0
Transaction price		$ 760,000,000	$ 685,000,000
Number of milestone payments | milestone_payment		2
Milestone payment not eligible to receive based on subsequent change in development plan		$ 250,000,000.0
Janssen | Transfer Of Intellectual Property License
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Milestone payments recognized as revenue								50,000,000.0
Janssen | CARTITUDE-1 Clinical Trial
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Number of milestone payments | milestone_payment							2
Milestone payments recognized as revenue							$ 60,000,000.0
Janssen | Cilta-cel
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Milestone payments recognized as revenue						$ 75,000,000.0
Janssen | CARTITUDE-5 Clinical Trial
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Number of milestone payments | milestone_payment					3
Milestone payments recognized as revenue					$ 65,000,000.0
Janssen | Submission of NDA
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Milestone payments recognized as revenue				$ 50,000,000
Janssen | Application Acceptance
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Number of milestone payments | milestone_payment			2
Milestone payments recognized as revenue			$ 35,000,000
Janssen | Specified development milestones
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Future estimated milestone payments		30,000,000.0						215,000,000.0
Janssen | Specified manufacturing milestones
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Future estimated milestone payments		125,000,000.0						125,000,000.0
Janssen | Specified regulatory milestones
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Future estimated milestone payments		575,000,000.0						800,000,000.0
Janssen | Specified net trade sales milestones
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Future estimated milestone payments		210,000,000.0						$ 210,000,000.0
Novartis
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Upfront fee receivable	$ 100,000,000
Future estimated milestone payments	1,010,000,000.00
Transaction price		138,056,000	125,310,000
Novartis | PO1: Licensing of intellectual property and completion of Legend Phase 1 trial
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Transaction price		131,820,000	120,710,000
Novartis | PO2: Supply of materials
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Transaction price	$ 6,200,000	$ 6,236,000	$ 4,600,000
China | Legend Biotech
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Profit/loss split percentage								70.00%
China | Janssen
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Profit/loss split percentage								30.00%